Investments in joint ventures - Summarized aggregate financial information of joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	$ (300)	$ 909	$ 67
Investments in joint ventures	13,400	12,291
Azule Energy Holdings Limited [Member]
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	406	504	700
Investments in joint ventures	5,080	5,109
Other joint ventures
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	(706)	405	(633)
Investments in joint ventures	8,320	7,182
Total for all joint ventures
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	(300)	909	$ 67
Investments in joint ventures	$ 13,400	$ 12,291